SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - US$1=RMB [Member] - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement [Line Items]
Period-end spot rate	$ 7.0651	$ 6.8668	$ 6.9680
Average rate	$ 7.0416	$ 6.7856	$ 6.9088